UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector

            Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2013-1A, Class D, 3.84%, 4/20/25 (a)(b)	USD	2,500	$2,412,500
Adirondack Park CLO Ltd., Series 2013-1A (a)(b):
Class D, 3.89%, 4/15/24		3,250	3,154,007
Class E, 4.89%, 4/15/24 (c)		2,000	1,832,500
ALM V Ltd., Series 2012-5A, Class C, 4.74%, 2/13/23 (a)(b)		4,000	4,010,154
ALM VII R Ltd., Series 2013-7RA (a)(b):
Class C, 3.69%, 4/24/24 (c)		4,000	3,855,783
Class D, 5.24%, 4/24/24		1,000	956,923
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 3.99%, 5/10/25 (a)(b)		1,000	972,460
Apidos CLO XII, Series 2013-12A, Class D, 3.29%, 4/15/25 (a)(b)		1,000	941,076
Atrium X, Series 10A (a)(b):
Class D, 3.74%, 7/16/25		1,000	963,643
Class E, 4.74%, 7/16/25		2,000	1,843,151
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.74%, 7/15/24 (a)(b)		1,000	958,683
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.74%, 10/15/23 (a)(b)(c)		2,750	2,757,326
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.64%, 5/15/25 (a)(b)		1,000	959,134
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25 (a)(b)		1,250	1,168,692
C-BASS Trust, Series 2006-CB7, Class A4, 0.32%, 10/25/36 (a)		10,540	6,717,484
Carlyle Global Market Strategies CLO Ltd., Class D (a)(b):
Series 2013-2A, 3.99%, 4/18/25		1,250	1,231,262
Series 2012-4A, 4.74%, 1/20/25		1,350	1,361,637
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.28%, 10/25/36		7,846	3,924,476
Class A5, 0.24%, 10/25/36		8,320	4,143,218
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22 (a)(b)		2,250	2,209,509
Chrysler Capital Auto Receivables Trust:
0.27%, 11/17/14		14	3,999,808
Series 2013-AA, Class R, 0.00% (b)		4	1,860,600
Asset-Backed Securities	Par (000)		Value
CIFC Funding Ltd., Class B1L (a)(b):
Series 2012-1A, 5.49%, 8/14/24	USD	2,000	$2,010,000
Series 2013-2A, 3.84%, 4/21/25		1,000	974,909
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 0.64%, 9/25/35 (a)		4,800	3,983,573
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A2, 0.33%, 9/25/37 (a)(c)		3,242	3,132,560
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,303	2,164,381
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.24%, 7/17/23 (a)(b)		2,000	2,000,020
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25 (a)(b)		2,500	2,405,941
Fieldstone Mortgage Investment Trust, Series 2006-3 (a):
Class 2A3, 0.32%, 11/25/36		13,947	7,697,675
Class 2A4, 0.40%, 11/25/36		12,939	7,167,411
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)		750	760,643
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.32%, 5/25/36 (d)		28,316	14,110,614
Series 2006-D, 0.31%, 11/25/36		26,538	12,218,065
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.54%, 4/25/25 (a)(b)		1,250	1,187,092
GSAMP Trust (a):
Series 2007-FM2, Class A2B, 0.25%, 1/25/37		9,843	5,242,654
Series 2005-AHL2, Class A2C, 0.40%, 12/25/35		7,288	6,552,740
Series 2006-FM2, Class A2C, 0.31%, 9/25/36		13,398	5,928,533
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (a)(b)		2,000	1,925,233
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.33%, 4/25/37 (a)		15,940	9,716,067
ING IM CLO Ltd., Series 2013-2A, Class C, 3.74%, 4/25/25 (a)(b)		1,000	969,750
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.38%, 11/05/24 (a)(b)		2,550	2,527,000

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value
Lehman XS Trust (a):
Series 2005-9N, Class 1A1, 0.43%, 2/25/36	USD	5,694		$5,097,519
Series 2007-1, Class 2A1, 5.81%, 2/25/37		11,103		9,953,022
Madison Park Funding Ltd., Series 2012-8X, Class E, 5.59%, 4/22/22 (a)		3,000		2,938,052
Mastr Asset-Backed Securities Trust (a):
Series 2006-WMC2, Class A5, 0.41%, 4/25/36		10,189		4,376,547
Series 2006-HE2, Class A3, 0.31%, 6/25/36		13,873		7,148,522
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.31%, 11/25/36 (a)		16,977		7,939,966
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, 6.01%, 10/25/36 (e)		4,032		2,277,323
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24 (a)(b)		750		711,198
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.24%, 1/15/24 (a)(b)		1,000		999,982
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.59%, 7/17/25 (a)(b)		750		720,782
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.24%, 11/20/23 (a)(b)		3,000		2,999,952
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.44%, 7/22/25 (a)(b)		1,250		1,189,807
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (a)(b)		2,000		2,005,679
Race Point V CLO Ltd., Series 2011-5A, Class E, 6.74%, 12/15/22 (a)(b)		1,500		1,500,487
Renaissance Home Equity Loan Trust, Series 2007-3 (e):
Class AF2, 7.00%, 9/25/37		4,962		2,990,849
Class AF3, 7.24%, 9/25/37		9,924		5,979,326
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.56%, 9/25/47 (a)		5,000		2,681,140
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 1/30/45 (b)		—	(f)	4,205,250
Asset-Backed Securities	Par (000)			Value
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 3.74%, 7/15/25	USD	1,250		$1,211,905
Class D, 4.64%, 7/15/25		1,000		898,330
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.40%, 5/25/47 (a)		11,451		6,894,991
Total Asset-Backed Securities — 29.5%				219,629,516

Corporate Bonds
Airlines — 5.2%
Air Canada Pass-Through Trust, Series 2013-1 (b)(c):
Class B, 5.38%, 11/15/22		3,400		3,400,000
Class C, 6.63%, 5/15/18		761		769,143
American Airlines Pass-Through Trust (b):
Series 2013-1, Class C, 6.13%, 7/15/18 (c)		1,500		1,548,750
Series 2013-2, Class A, 4.95%, 7/15/24 (c)		4,052		4,315,798
Series 2013-2, Class B, 5.60%, 1/15/22		935		963,530
Series 2013-2, Class C, 6.00%, 1/15/17		2,800		2,912,000
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20		7,950		8,606,037
Series 2007-1, Class B, 6.90%, 10/19/23		3,533		3,729,011
Series 2012-1, Class B, 6.25%, 10/11/21		546		575,883
Series 2012-3, Class C, 6.13%, 4/29/18		678		708,510
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		2,582		2,885,804
Series 2012-1, 6.88%, 5/07/19 (b)		4,651		5,022,863
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23 (c)		3,100		3,038,000

				38,475,329
Auto Components — 1.2%
Dana Holding Corp., 6.75%, 2/15/21 (c)		1,257		1,357,560

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
3.50%, 3/15/17	USD	958	$959,198
4.88%, 3/15/19		2,111	2,103,084
6.00%, 8/01/20		2,174	2,252,807
5.88%, 2/01/22		1,334	1,322,327
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(c)		1,045	1,039,775

			9,034,751
Automobiles — 0.7%
General Motors Co. (b)(c):
3.50%, 10/02/18		2,669	2,725,716
6.25%, 10/02/43		2,194	2,320,155

			5,045,871
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(c)		375	378,750
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(c)		1,100	1,160,500
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(c)		3,125	3,355,469
Cemex SAB de CV, 5.88%, 3/25/19 (b)		200	200,000
USG Corp., 9.75%, 1/15/18 (c)		572	680,680

			5,775,399
Capital Markets — 0.9%
AE-Rotor Holding BV, 4.97%, 3/28/18		2,500	2,503,750
American Capital Ltd., 6.50%, 9/15/18 (b)(c)		700	729,750
Credit Suisse Group AG, 7.50% (a)(b)(c)(g)		2,851	3,000,678
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		202	215,130

			6,449,308
Chemicals — 0.7%
Celanese US Holdings LLC, 6.63%, 10/15/18 (c)		1,555	1,644,413
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		246	247,845
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (c)		3,392	3,442,880

			5,335,138
Corporate Bonds		Par (000)	Value
Commercial Banks — 3.2%
CIT Group, Inc., 5.25%, 3/15/18 (c)	USD	9,558	$10,179,270
Fifth Third Bancorp, 5.10% (a)(c)(g)		5,000	4,412,500
Lloyds Bank PLC, 12.00% (a)(b)(c)(g)		3,500	4,786,250
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)(c)		5,000	4,625,000

			24,003,020
Commercial Services & Supplies — 2.3%
The ADT Corp., 6.25%, 10/15/21 (b)(c)		721	745,478
ARAMARK Corp., 5.75%, 3/15/20 (b)(c)		672	697,200
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000	5,484,725
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		406	412,090
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (c)		1,000	1,016,250
United Rentals North America, Inc. (c):
8.25%, 2/01/21		4,204	4,718,990
7.63%, 4/15/22		2,440	2,745,000
West Corp., 8.63%, 10/01/18 (c)		1,346	1,451,997

			17,271,730
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)(c)		942	1,043,265
Avaya, Inc., 7.00%, 4/01/19 (b)(c)		691	682,362
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (c)		5,000	5,787,500

			7,513,127
Computers & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	1,012,500
Construction & Engineering — 0.3%
Alam Synergy Property Ltd., 6.95%, 3/27/20		2,000	1,725,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		183	189,176
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(c)		290	305,950

			2,220,126

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction Materials — 1.7%
HD Supply, Inc. (c):
8.13%, 4/15/19	USD	2,292	$2,548,417
11.00%, 4/15/20		2,900	3,443,750
7.50%, 7/15/20		6,388	6,819,190

			12,811,357
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (c)		652	694,380
Diversified Consumer Services — 0.4%
APX Group, Inc.:
6.38%, 12/01/19 (c)		679	682,395
8.75%, 12/01/20 (c)		968	984,940
8.75%, 12/01/20 (b)		460	466,900
Laureate Education, Inc., 9.25%, 9/01/19 (b)(c)		624	670,800

			2,805,035
Diversified Financial Services — 4.8%
Aircastle Ltd., 6.25%, 12/01/19 (c)		624	671,580
Ally Financial, Inc., 8.00%, 11/01/31 (c)		9,315	11,201,287
DPL, Inc., 6.50%, 10/15/16 (c)		638	685,850
General Motors Financial Co., Inc. (b)(c):
3.25%, 5/15/18		235	236,763
4.25%, 5/15/23		326	312,145
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)		845	885,138
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)(c)		958	958,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		10,000	11,255,000
Reynolds Group Issuer, Inc. (c):
9.88%, 8/15/19		3,278	3,622,190
5.75%, 10/15/20		4,941	5,052,172
8.25%, 2/15/21		1,124	1,194,250

			36,074,375
Diversified Telecommunication Services — 3.9%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (c)		834	842,340
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)(c)		662	676,895
Consolidated Communications Finance Co., 10.88%, 6/01/20 (c)		1,264	1,459,920
Level 3 Communications, Inc., 8.88%, 6/01/19 (c)		1,234	1,351,230
Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)	USD	7,722	$8,474,895
Verizon Communications, Inc., 6.55%, 9/15/43 (c)		12,500	15,004,250
Windstream Corp. (c):
7.75%, 10/15/20		535	567,100
6.38%, 8/01/23		470	437,100

			28,813,730
Electric Utilities — 0.6%
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		5,000	4,612,500
Electrical Equipment — 0.1%
General Cable Corp., 6.50%, 10/01/22 (b)(c)		657	650,430
Energy Equipment & Services — 1.6%
CGG SA, 6.50%, 6/01/21 (c)		2,564	2,608,870
MEG Energy Corp., 6.50%, 3/15/21 (b)(c)		1,586	1,649,440
Peabody Energy Corp. (c):
6.00%, 11/15/18		176	187,440
6.25%, 11/15/21		1,625	1,641,250
Transocean, Inc., 7.35%, 12/15/41 (c)		5,000	6,060,750

			12,147,750
Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21 (c)		506	533,830
Food Products — 0.4%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,220,796
Pinnacle Foods Finance LLC, 4.88%, 5/01/21 (c)		395	373,275
Post Holdings, Inc., 6.75%, 12/01/21 (b)(c)		460	481,850
Sun Merger Sub, Inc. (b)(c):
5.25%, 8/01/18		596	620,585
5.88%, 8/01/21		307	311,605

			3,008,111
Health Care Equipment & Supplies — 1.2%
Biomet, Inc. (c):
6.50%, 8/01/20		5,795	6,178,919
6.50%, 10/01/20		2,904	3,012,900

			9,191,819
Health Care Providers & Services — 4.2%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 6.00%, 10/15/21 (c)		871	892,775

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc. (b):
5.13%, 8/01/21	USD	328	$330,050
6.88%, 2/01/22		548	561,700
HCA, Inc., 6.50%, 2/15/20 (c)		10,643	11,733,907
Hologic, Inc., 6.25%, 8/01/20 (c)		3,216	3,356,700
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)(c)		527	536,223
Tenet Healthcare Corp. (c):
6.25%, 11/01/18		6,087	6,726,135
8.00%, 8/01/20		2,969	3,243,632
6.00%, 10/01/20 (b)		1,150	1,210,375
8.13%, 4/01/22		2,562	2,795,783

			31,387,280
Hotels, Restaurants & Leisure — 3.8%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20 (c)		2,499	2,421,530
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (b)(c)		2,773	2,876,987
Diamond Resorts Corp., 12.00%, 8/15/18 (c)		620	681,225
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	3,320	5,703,342
PNK Finance Corp., 6.38%, 8/01/21 (b)(c)	USD	490	502,250
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,922	5,043,646
Series M, 7.40%, 3/28/24		6,400	10,415,742
Wynn Macau Ltd., 5.25%, 10/15/21 (b)(c)	USD	765	765,000

			28,409,722
Household Durables — 0.4%
Standard Pacific Corp., 8.38%, 1/15/21 (c)		2,000	2,342,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(c)		357	347,183

			2,689,683
Independent Power Producers & Energy Traders — 1.9%
Calpine Corp. (b):
6.00%, 1/15/22		254	262,890
5.88%, 1/15/24		240	238,200
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20 (c)		10,336	10,930,320
Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc., 7.63%, 1/15/18 (c)	USD	2,735	$3,076,875

			14,508,285
Insurance — 5.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)(c)		680	719,100
The Allstate Corp., 5.75%, 8/15/53 (a)(c)		2,000	2,026,000
American International Group, Inc., 8.18%, 5/15/68 (a)(c)		4,500	5,591,250
Genworth Holdings, Inc., 6.50%, 6/15/34 (c)		5,500	6,043,840
ING US, Inc., 5.65%, 5/15/53 (a)(c)		1,090	1,046,400
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)		14,000	15,050,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(c)		1,400	1,484,000
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(c)		6,000	6,001,200

			37,961,790
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		144	144,720
VeriSign, Inc., 4.63%, 5/01/23 (c)		575	550,563

			695,283
IT Services — 2.6%
Ceridian Corp., 8.88%, 7/15/19 (b)(c)		2,007	2,280,454
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)		742	843,098
Epicor Software Corp., 8.63%, 5/01/19 (c)		425	461,125
First Data Corp. (b)(c):
7.38%, 6/15/19		5,071	5,413,292
6.75%, 11/01/20		4,788	5,039,370
SunGard Data Systems, Inc., 6.63%, 11/01/19 (c)		5,003	5,240,642

			19,277,981
Media — 6.3%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		3,000	2,778,750
Cablevision Systems Corp., 5.88%, 9/15/22 (c)		700	685,125
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		117	117,585

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b) (concluded):
5.63%, 2/15/24	USD	94	$94,705
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23 (c)		7,029	6,677,550
Clear Channel Communications, Inc., 9.00%, 12/15/19 (c)		700	714,000
Clear Channel Worldwide Holdings, Inc. (c):
7.63%, 3/15/20		5,274	5,564,070
6.50%, 11/15/22		2,573	2,643,757
DISH DBS Corp. (c):
4.25%, 4/01/18		1,000	1,020,000
5.13%, 5/01/20		5,500	5,500,000
Gannett Co., Inc., 6.38%, 10/15/23 (b)(c)		1,400	1,435,000
Gray Television, Inc., 7.50%, 10/01/20 (c)		891	951,142
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		1,250	1,356,250
5.50%, 8/01/23 (b)		1,271	1,213,805
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)(c)		3,000	3,187,500
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		199	215,915
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(c)		250	256,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(c)		629	652,588
Radio One, Inc., 9.25%, 2/15/20 (b)(h)		685	698,700
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(c)		630	637,875
Sirius XM Holdings, Inc. (b)(c):
4.25%, 5/15/20		994	928,148
4.63%, 5/15/23		488	435,540
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(c)		5,287	5,287,000
Univision Communications, Inc., 5.13%, 5/15/23 (b)(c)		2,093	2,082,535
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(c)		805	821,100
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)		980	1,033,900

			46,989,415
Corporate Bonds	Par (000)		Value
Metals & Mining — 1.6%
ArcelorMittal, 6.13%, 6/01/18 (c)	USD	1,900	$2,066,250
Commercial Metals Co., 4.88%, 5/15/23 (c)		984	924,960
Novelis, Inc., 8.75%, 12/15/20 (c)		7,164	7,952,040
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		1,140	1,208,400

			12,151,650
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17 (c)		643	693,820
The Neiman Marcus Group, Inc. (b)(c):
8.00%, 10/15/21		927	971,033
8.75%, 10/15/21 (i)		963	1,011,150

			2,676,003
Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)		284	286,130
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		254	266,065
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		190	206,150
7.50%, 4/01/20		224	232,960
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	103,455
Chesapeake Energy Corp., 5.75%, 3/15/23 (c)		1,145	1,192,231
Continental Resources, Inc., 4.50%, 4/15/23 (c)		283	289,999
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(c)		383	396,405
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)(c)		5,020	4,643,500
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)(c)		486	478,594
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (c)		334	345,690
MIE Holdings Corp., 6.88%, 2/06/18 (d)		2,000	1,942,500
Oasis Petroleum, Inc., 6.88%, 3/15/22 (b)(c)		529	560,740
Offshore Group Investment Ltd., 7.13%, 4/01/23		62	62,000
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		669	667,328
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	1,535,000

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
5.75%, 6/01/21 (c)	USD	2,874	$3,046,440
5.00%, 8/15/22		91	90,204
5.00%, 3/15/23		211	208,626
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/01/23		297	270,641
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)(c)		218	231,080
Rosetta Resources, Inc., 5.63%, 5/01/21 (c)		286	285,285
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (b)(c)		752	753,880
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)(c)		703	748,695
Whiting Petroleum Corp., 5.00%, 3/15/19 (c)		878	902,145

			19,745,743
Paper & Forest Products — 0.1%
Ainsworth Lumber Co., Ltd., 7.50%, 12/15/17 (b)(c)		385	411,950
Pharmaceuticals — 1.0%
Endo Finance Co., 5.75%, 1/15/22 (b)(c)		951	948,622
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		585	587,194
5.00%, 12/15/21 (c)		718	714,410
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		308	321,090
Valeant Pharmaceuticals International (b)(c):
6.75%, 8/15/18		1,807	1,980,924
6.75%, 8/15/21		1,276	1,362,130
5.63%, 12/01/21		1,182	1,223,370

			7,137,740
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19 (c)		1,261	1,355,575
Real Estate Management & Development — 3.8%
Caifu Holdings Ltd., 8.75%, 1/24/20 (d)		3,000	2,940,000
Gemdale International Investment Ltd., 7.13%, 11/16/17		2,000	2,020,000
Kaisa Group Holdings Ltd., 10.25%, 1/08/20 (c)		2,000	1,972,500
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	1,935,000
Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Punch Taverns Finance B Ltd.:
7.37%, 6/30/22	GBP	3,269	$5,643,326
Series A6, 5.94%, 12/30/24		6,346	10,067,054
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)(c)	USD	454	457,405
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (c)		1,505	1,655,500
Sparkle Assets Ltd., 6.88%, 1/30/20		2,000	1,881,474

			28,572,259
Road & Rail — 0.5%
The Hertz Corp. (c):
4.25%, 4/01/18		400	407,000
7.38%, 1/15/21		3,075	3,344,063

			3,751,063
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (b)(c)		1,065	1,065,000
Software — 0.9%
Activision Blizzard, Inc. (b)(c):
5.63%, 9/15/21		997	1,031,895
6.13%, 9/15/23		348	362,790
Infor US, Inc., 9.38%, 4/01/19 (c)		2,400	2,700,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(c)		1,605	1,568,887
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)(c)		1,220	1,351,150

			7,014,722
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (c)		623	693,088
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (c)		647	656,705

			1,349,793
Textiles, Apparel & Luxury Goods — 0.3%
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)(c)		1,434	1,448,340
The William Carter Co., 5.25%, 8/15/21 (b)(c)		604	611,550

			2,059,890
Thrifts & Mortgage Finance — 0.4%
National Savings Bank, 8.88%, 9/18/18		3,000	3,207,832

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)(c)	USD	1,329	$1,403,273
Wireless Telecommunication Services — 3.6%
Crown Castle International Corp., 5.25%, 1/15/23 (c)		6,565	6,507,556
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	4,850,000
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,475,625
Sprint Communications, Inc., 9.00%, 11/15/18 (b)(c)		8,131	9,818,182
Sprint Corp., 7.88%, 9/15/23 (b)(c)		1,922	2,051,735
T-Mobile USA, Inc. (c):
6.63%, 4/28/21		820	863,050
6.73%, 4/28/22		945	992,250
6.84%, 4/28/23		610	636,688

			27,195,086
Total Corporate Bonds — 71.7%			534,496,634

Floating Rate Loan Interests (a)
Airlines — 0.4%
Delta Air Lines, Inc., New Term Loan B2, 3.25%, 4/18/16		2,970	2,976,089
Auto Components — 0.2%
Federal-Mogul Corp. :
Term Loan B, 2.11%, 12/29/14		1,136	1,127,539
Term Loan C, 2.11%, 12/28/15		669	663,549

			1,791,088
Chemicals — 0.1%
Allnex USA, Inc. :
Term Loan B1, 4.50%, 10/03/19		88	88,881
Term Loan B2, 4.50%, 10/03/19		46	46,116
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		249	251,424

			386,421
Commercial Services & Supplies — 0.2%
ADS Waste Holdings, Inc., New Term Loan B, 4.25%, 10/09/19		644	645,308
Floating Rate Loan Interests (a)	Par (000)		Value
Commercial Services & Supplies (concluded)
ARAMARK Corp., Term Loan D, 4.00%, 9/09/19	USD	450	$452,695
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		115	115,734
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		279	281,627

			1,495,364
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc., Term Loan C, 5.75%, 1/30/19		1,485	1,497,622
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19		990	994,675

			2,492,297
Construction Materials — 0.1%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		495	496,826
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		599	600,673
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.00%, 1/30/20		495	497,267
ServiceMaster Co., New Term Loan, 4.25%, 1/31/17		426	424,457
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		496	442,764

			1,364,488
Diversified Financial Services — 0.3%
Kasima LLC, New Term Loan B, 3.25%, 5/17/21		2,260	2,259,051
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		2,275	2,288,741
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, New Term Loan, 3.25%, 4/29/20		298	297,843
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,632	1,638,947
Food Products — 0.1%
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		496	496,801

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Health Care Equipment & Supplies — 0.2%
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19	USD	549	$549,450
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		743	747,757

			1,297,207
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		476	476,400
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		500	498,000

			974,400
Hotels, Restaurants & Leisure — 3.0%
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		1,835	1,855,423
Hilton Fort Lauderdale, Mezzanine Term Loan, 7.36%, 2/22/16		10,000	10,000,000
Hilton Los Cabos, B-Note, 8.16%, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance, LLC, Term Loan B2, 3.75%, 10/26/20		2,781	2,797,508
MGM resorts International, Term Loan A, 2.91%, 12/20/17		1,238	1,237,500
Station Casinos, Inc., New Term Loan B, 5.00%, 3/02/20		993	1,001,929

			22,267,360
Independent Power Producers & Energy Traders — 0.4%
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,737	2,761,799
IT Services — 0.0%
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/09/20		258	259,209
Machinery — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20		955	956,566
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,219	1,223,414

			2,179,980
Media — 0.3%
Clear Channel Communications, Inc. :
Term Loan B, 3.81%, 1/29/16		75	72,954
Term Loan D, 6.91%, 1/30/19		675	654,711
Floating Rate Loan Interests (a)	Par (000)		Value
Media (concluded)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	496	$498,885
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/08/20		700	701,400

			1,927,950
Metals & Mining — 0.2%
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		412	421,155
FMG Resources August 2006 Property Ltd., New Term Loan B, 4.25%, 6/28/19		1,325	1,338,764

			1,759,919
Multiline Retail — 0.1%
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18		716	694,163
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp., New Unsecured Term Loan, 5.75%, 12/01/17		2,025	2,070,319
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		1,191	1,208,365
PowerTeam Services LLC :
1st Lien Term Loan, 4.25%, 5/06/20		690	689,867
Delayed Draw Term Loan, 4.25%, 5/06/20		38	37,701

			4,006,252
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		743	744,126
Real Estate Investment Trusts (REITs) — 1.0%
BRE Select Holdings LP, Mezzanine Term Loan, 4.19%, 12/15/15		7,000	7,000,000
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		565	568,185

			7,568,185
Real Estate Management & Development — 0.1%
Realogy Corp., Extended Term Loan, 4.50%, 3/05/20		888	894,061
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 5.00%, 2/28/20		496	499,972

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Specialty Retail — 0.2%
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19	USD	990	$995,257
Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.00%, 4/23/20		81	81,758
SRAM LLC, New Term Loan B, 5.25%, 4/10/20		140	140,003

			1,217,018
Total Floating Rate Loan Interests — 9.1%			67,636,230

Foreign Agency Obligations
Slovenia Government International Bond:
5.85%, 5/10/23 (b)(c)		766	780,355
Series RS65, 4.38%, 4/02/14	EUR	2,650	3,588,707
Sri Lanka Government International Bond, 5.88%, 7/25/22 (c)	USD	3,000	2,850,000
Total Foreign Agency Obligations — 1.0%			7,219,062

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 31.8%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.44%, 12/25/35 (a)(c)		4,872	4,302,613
Series 2005-86CB, Class A8, 5.50%, 2/25/36 (c)		3,058	2,826,779
Series 2005-9CB, Class 1A3, 0.61%, 5/25/35 (a)(c)		7,883	6,311,048
Series 2006-40T1, Class 2A5, 0.56%, 12/25/36 (a)		3,981	1,729,572
Series 2006-4CB, Class 2A6, 5.50%, 4/25/36		5,040	4,646,720
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		5,364	3,689,323
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,200	2,391,677
Series 2006-OA10, Class 2A1, 0.35%, 8/25/46 (a)		4,883	3,646,229
Series 2006-OA14, Class 3A1, 0.98%, 11/25/46 (a)		18,430	12,992,873
Series 2006-OC2, Class 2A3, 0.45%, 2/25/36 (a)		6,557	4,362,102
Series 2007-12T1, Class A22, 5.75%, 6/25/37		9,106	7,558,001
Series 2007-12T1, Class A5, 6.00%, 6/25/37		4,419	3,726,027
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (concluded):
Series 2007-22, Class 2A16, 6.50%, 9/25/37	USD	14,347	$11,409,371
Series 2007-23CB, Class A1, 6.00%, 9/25/37		13,904	12,260,016
Series 2007-4CB, Class 1A3, 0.51%, 4/25/37 (a)		8,731	6,411,659
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.06%, 11/25/46 (a)		7,585	3,992,364
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.35%, 5/25/47 (a)		5,399	3,846,524
AyT Hipotecario Mixto III Fondo de Titulizacion de Activos, Series M3, Class A, 0.42%, 3/21/38 (a)	EUR	9,229	10,950,972
Banc of America Funding Trust, Series 2006-G (a):
Class 2A1, 0.38%, 7/20/36	USD	3,192	2,945,344
Class 2A4, 0.45%, 7/20/36		9,500	8,415,214
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.38%, 2/25/36 (a)		5,378	5,319,346
CHL Mortgage Pass-Through Trust:
Series 2005-HYB9, Class 2A1, 2.42%, 2/20/36 (a)		11,301	9,591,862
Series 2006-13, Class 1A19, 6.25%, 9/25/36		6,512	6,060,659
Series 2006-9, Class A2, 6.00%, 5/25/36		3,713	3,375,619
Series 2007-2, Class A16, 6.00%, 3/25/37		5,864	5,403,962
Series 2007-3, Class A30, 5.75%, 4/25/37		5,236	4,738,474
Series 2007-J2, Class 2A1, 0.81%, 7/25/37 (a)		8,595	5,978,976
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		4,746	3,926,019
Citigroup Mortgage Loan Trust:
Series 2005-9, Class 21A2, 5.50%, 11/25/35		7,576	6,816,920
Series 2006-AR7, Class 2A3A, 2.59%, 11/25/36 (a)		10,525	7,982,932
Credit Suisse First Boston Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (b)		4,299	3,680,484
GSR Mortgage Loan Trust (a):
Series 2005-AR3, Class 5A1, 2.85%, 5/25/35		4,521	4,409,585
Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (c)		3,241	3,262,855

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)(c)	USD	5,000	$5,099,405
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		5,000	4,708,789
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.43%, 5/26/37 (a)(b)		21,287	13,102,014
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.76%, 8/25/36 (a)		9,285	4,387,475
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.39%, 2/25/36 (a)		4,696	3,712,444
WaMu Mortgage Pass-Through Certificates (a):
Series 2005-AR1, Class A1A, 0.48%, 1/25/45 (c)		4,448	4,363,986
Series 2005-AR17, Class A1A1, 0.43%, 12/25/45 (c)		3,659	3,416,349
Series 2006-AR19, Class 1A, 0.88%, 1/25/47		3,699	2,965,718
Series 2007-OA4, Class 1A, 0.91%, 5/25/47		7,234	6,311,887

			237,030,188
Commercial Mortgage-Backed Securities — 15.6%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.26%, 2/10/51 (a)		5,000	5,230,560
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.85%, 9/15/18 (a)(b)		7,500	7,500,000
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (a)		3,372	3,440,846
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2013-CR11, Class D, 5.17%, 10/10/46		2,000	1,835,424
Series 2013-FL3, Class MMHP, 3.76%, 10/13/28 (c)		4,000	4,032,044
Series 2013-LC13, Class D, 5.05%, 8/10/46 (c)		2,650	2,450,251
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,892,594
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.16%, 3/15/18 (a)(b)	USD	6,000	$6,019,800
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ, 5.59%, 4/10/38 (a)(c)		5,000	5,043,120
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20 (a)(c):
Class AJ, 6.07%, 2/12/51		5,000	5,268,385
Class B, 6.17%, 2/12/51 (b)		1,000	998,484
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 5.86%, 6/15/38 (a)(c)		5,000	5,295,465
Series 2007-C1, Class AJ, 5.48%, 2/15/40		2,000	2,049,282
Series 2007-C1, Class B, 5.51%, 2/15/40		436	421,288
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		5,000	5,322,865
Series 2007-C7, Class AJ, 6.26%, 9/15/45 (a)		5,000	5,120,700
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.52%, 10/15/18 (a)	GBP	4,551	7,609,593
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A1, 0.34%, 4/25/37 (a)	USD	8,453	7,667,404
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AJ, 5.57%, 2/12/39 (a)(c)		6,000	6,208,872
Morgan Stanley Capital I Trust, Class AJ (a):
Series 2007-HQ11, 5.51%, 2/12/44		5,000	5,335,190
Series 2007-T25, 5.57%, 11/12/49		5,000	5,066,480
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.41%, 8/27/24 (a)(b)		5,000	5,000,000
RBSSP Resecuritization Trust, Series 2013-5, Class 3A1, 0.52%, 1/26/36 (a)(b)		2,345	1,993,250
Talisman Finance PLC, Series 6, Class A, 0.48%, 10/22/16 (a)	EUR	6,631	8,517,913
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.92%, 2/15/51 (a)	USD	7,000	7,139,797

			116,459,607
Total Non-Agency Mortgage-Backed Securities — 47.4%			353,489,795

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	11

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets — 0.4%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(c)(g)	USD	3,067	$2,767,967
Commercial Banks — 3.9%
BNP Paribas SA, 7.20% (a)(b)(c)(g)		7,500	7,968,750
BPCE SA, 12.50% (a)(b)(c)(g)		5,100	6,744,750
Northgroup Preferred Capital Corp., 6.38% (a)(b)(c)(g)		5,000	5,050,000
Wachovia Capital Trust III, 5.57% (a)(c)(g)		10,000	9,350,000

			29,113,500
Diversified Financial Services — 1.8%
Citigroup, Inc., Series D, 5.35% (a)(c)(g)		3,700	3,276,350
General Electric Capital Corp., Series B, 6.25% (a)(c)(g)		5,000	5,212,500
JPMorgan Chase & Co., Series Q, 5.15% (a)(c)(g)		5,500	4,998,125

			13,486,975
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (a)(b)(c)(g)		7,500	7,246,875
Insurance — 4.2%
AXA SA, 6.46% (a)(b)(c)(g)		10,000	10,250,000
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)(c)		10,000	8,937,500
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)(c)		6,000	6,170,430
XL Group PLC, Series E, 6.50% (a)(c)(g)		6,500	6,370,000

			31,727,930
Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(c)		3,248	3,613,400
Total Capital Trusts — 11.8%			87,956,647

Preferred Stocks	Shares		Value
Aerospace & Defense — 0.4%
United Technologies Corp., 7.50% (j)		50,000	$3,221,500
Capital Markets — 0.5%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)		160,000	3,699,200
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88% (a)(b)		10,000	12,328,125
Suntrust Real Estate Investment Corp., 9.00% (b)		15	1,815,607

			14,143,732
Total Preferred Stocks — 2.8%			21,064,432
Total Preferred Securities – 14.6%			109,021,079
Total Long-Term Investments (Cost — $1,278,141,213) — 173.3%			1,291,492,316

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)		11,141,379	11,141,379
Total Short-Term Securities (Cost — $11,141,379) — 1.5%			11,141,379
Total Investments (Cost — $1,289,282,592*) — 174.8%			1,302,633,695
Liabilities in Excess of Other Assets — (74.8)%			(557,349,122)

Net Assets — 100.0%			$745,284,573

* As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$1,285,482,129

Gross unrealized appreciation			$35,605,347
Gross unrealized depreciation			(18,453,781)

Net unrealized appreciation			$17,151,566

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding swaps.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Amount is less than $500.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC	$652,800	$12,800
Robert W. Bard Co., Inc.	$45,900	$(112)

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Convertible security.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,668,292	473,087	11,141,379	$1,429

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ABS	Asset-Backed Security
	CLO	Collateralized Loan Obligation
	EUR	Euro
	GBP	British Pound
	OTC	Over-the-Counter
	REMIC	Real Estate Mortgage Investment Conduit
	USD	US Dollar

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	13

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.45%	4/1/13	Open	$9,562,500	$9,598,957
UBS Securities LLC	0.45%	4/1/13	Open	7,068,750	7,095,700
Barclays Capital, Inc.	0.45%	4/2/13	Open	5,250,000	5,269,950
Barclays Capital, Inc.	0.45%	4/2/13	Open	5,692,500	5,714,132
Barclays Capital, Inc.	0.45%	4/2/13	Open	9,387,500	9,423,173
UBS Securities LLC	0.40%	4/4/13	Open	4,606,250	4,621,707
UBS Securities LLC	0.50%	4/4/13	Open	7,059,375	7,088,985
UBS Securities LLC	0.55%	4/4/13	Open	1,776,500	1,784,697
UBS Securities LLC	0.60%	4/4/13	Open	2,800,781	2,814,878
Deutsche Bank Securities, Inc.	0.55%	4/5/13	Open	647,000	649,985
Deutsche Bank Securities, Inc.	0.55%	4/5/13	Open	662,000	665,054
Deutsche Bank Securities, Inc.	0.55%	4/5/13	Open	176,000	176,812
Deutsche Bank Securities, Inc.	0.55%	4/5/13	Open	623,000	625,874
UBS Securities LLC	0.55%	4/5/13	Open	9,127,890	9,170,005
UBS Securities LLC	0.55%	4/5/13	Open	9,086,393	9,128,317
UBS Securities LLC	0.55%	4/5/13	Open	4,857,431	4,879,843
Deutsche Bank Securities, Inc.	0.55%	4/9/13	Open	10,878,000	10,927,525
Deutsche Bank Securities, Inc.	0.55%	4/9/13	Open	4,963,000	4,985,595
UBS Securities LLC	0.50%	4/9/13	Open	6,041,348	6,066,352
UBS Securities LLC	0.50%	4/9/13	Open	8,025,000	8,058,215
Deutsche Bank Securities, Inc.	0.40%	4/11/13	Open	4,551,000	4,565,968
Deutsche Bank Securities, Inc.	0.55%	4/11/13	Open	3,111,000	3,125,069
Deutsche Bank Securities, Inc.	0.55%	4/11/13	Open	3,121,125	3,135,192
Deutsche Bank Securities, Inc.	0.55%	4/11/13	Open	5,036,670	5,059,370
Deutsche Bank Securities, Inc.	0.45%	4/26/13	Open	5,280,000	5,298,546
Deutsche Bank Securities, Inc.	0.45%	4/26/13	Open	1,470,000	1,475,163
Deutsche Bank Securities, Inc.	0.55%	4/30/13	Open	2,782,500	2,794,275
Deutsche Bank Securities, Inc.	0.55%	5/6/13	Open	3,380,875	3,394,873
UBS Securities LLC	0.55%	5/6/13	Open	10,722,823	10,767,218
Barclays Capital, Inc.	0.60%	5/7/13	Open	6,425,494	6,454,409
Deutsche Bank Securities, Inc.	0.55%	5/7/13	Open	2,535,155	2,545,613
Deutsche Bank Securities, Inc.	0.55%	5/7/13	Open	2,496,000	2,506,296
Deutsche Bank Securities, Inc.	0.55%	5/8/13	Open	4,625,000	4,644,007
Deutsche Bank Securities, Inc.	0.55%	5/9/13	Open	4,435,220	4,453,380
Deutsche Bank Securities, Inc.	0.55%	5/9/13	Open	4,692,240	4,711,452
Deutsche Bank Securities, Inc.	0.55%	5/9/13	Open	2,130,040	2,138,761
Deutsche Bank Securities, Inc.	0.55%	5/9/13	Open	4,780,418	4,799,991
Deutsche Bank Securities, Inc.	0.32%	5/10/13	Open	708,550	710,232
Barclays Capital, Inc.	0.40%	5/13/13	Open	6,306,250	6,324,678
Barclays Capital, Inc.	0.40%	5/13/13	Open	6,277,500	6,295,914
Barclays Capital, Inc.	0.40%	5/13/13	Open	6,105,000	6,122,908
Barclays Capital, Inc.	0.40%	5/13/13	Open	5,962,500	5,979,990
Deutsche Bank Securities, Inc.	0.55%	5/13/13	Open	3,123,750	3,136,349
Deutsche Bank Securities, Inc.	0.55%	5/13/13	Open	7,895,745	7,927,591
Deutsche Bank Securities, Inc.	0.55%	5/13/13	Open	5,882,500	5,906,226
Deutsche Bank Securities, Inc.	0.55%	5/13/13	Open	5,562,500	5,584,935
Deutsche Bank Securities, Inc.	0.55%	5/13/13	Open	9,200,000	9,237,107
Deutsche Bank Securities, Inc.	0.55%	5/15/13	Open	1,127,825	1,132,339
Deutsche Bank Securities, Inc.	0.55%	5/15/13	Open	1,498,669	1,504,668
Deutsche Bank Securities, Inc.	0.55%	5/15/13	Open	1,271,215	1,276,303

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.55%	5/15/13	Open	$2,385,000	$2,394,547
Credit Suisse Securities (USA) LLC	0.40%	5/16/13	Open	2,764,134	2,772,119
Deutsche Bank Securities, Inc.	0.55%	5/16/13	Open	3,787,000	3,802,043
Deutsche Bank Securities, Inc.	0.55%	5/16/13	Open	4,500,000	4,517,875
Deutsche Bank Securities, Inc.	0.55%	5/16/13	Open	5,865,000	5,888,387
Deutsche Bank Securities, Inc.	0.55%	5/16/13	Open	2,165,051	2,173,684
Barclays Capital, Inc.	0.60%	5/17/13	Open	3,196,700	3,210,552
Barclays Capital, Inc.	0.60%	5/17/13	Open	2,869,790	2,882,226
Barclays Capital, Inc.	0.60%	5/17/13	Open	2,202,110	2,211,652
Barclays Capital, Inc.	0.60%	5/17/13	Open	2,496,390	2,507,208
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,538,020	1,544,685
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,272,380	1,277,894
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,263,960	1,269,437
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,379,520	1,385,498
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,383,100	1,389,093
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,261,640	1,267,107
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,268,800	1,274,298
Barclays Capital, Inc.	0.60%	5/17/13	Open	797,000	800,454
Barclays Capital, Inc.	0.60%	5/17/13	Open	798,870	802,332
Barclays Capital, Inc.	0.60%	5/17/13	Open	807,840	811,341
Barclays Capital, Inc.	0.60%	5/17/13	Open	824,620	828,193
Barclays Capital, Inc.	0.60%	5/17/13	Open	885,770	889,608
Barclays Capital, Inc.	0.60%	5/17/13	Open	952,260	956,386
Barclays Capital, Inc.	0.60%	5/17/13	Open	952,150	956,276
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	654,000	656,740
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	639,000	641,677
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	640,000	642,681
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	637,000	639,668
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	636,000	638,664
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	630,000	632,639
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	703,000	705,945
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	546,000	548,287
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	613,000	615,568
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	641,000	643,685
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	613,000	615,568
Deutsche Bank Securities, Inc.	0.58%	5/17/13	Open	625,000	627,618
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	358,000	359,482
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	1,219,000	1,224,047
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	415,000	416,718
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	876,000	879,627
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	1,564,000	1,570,476
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	432,000	433,789
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	408,000	409,689
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	2,894,000	2,905,983
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	2,732,000	2,743,312
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	958,000	961,967
Deutsche Bank Securities, Inc.	0.58%	5/20/13	Open	349,000	350,445
Barclays Capital, Inc.	0.60%	5/21/13	Open	4,392,500	4,411,241
Barclays Capital, Inc.	0.60%	5/21/13	Open	1,891,549	1,899,620
Deutsche Bank Securities, Inc.	0.58%	5/21/13	Open	4,484,375	4,502,871

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	15

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	5/24/13	Open	$1,278,230	$1,283,620
Deutsche Bank Securities, Inc.	0.58%	5/29/13	Open	635,700	638,240
Barclays Capital, Inc.	0.50%	5/30/13	Open	4,162,500	4,176,780
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	999,000	1,002,770
Deutsche Bank Securities, Inc.	0.55%	5/31/13	Open	7,513,245	7,541,482
Barclays Capital, Inc.	0.60%	6/3/13	Open	653,366	656,001
Barclays Capital, Inc.	0.60%	6/3/13	Open	326,209	327,525
Deutsche Bank Securities, Inc.	0.55%	6/3/13	Open	595,000	597,209
Deutsche Bank Securities, Inc.	0.55%	6/3/13	Open	209,000	209,776
Deutsche Bank Securities, Inc.	0.55%	6/3/13	Open	286,000	287,062
Barclays Capital, Inc.	0.75%	6/12/13	Open	4,412,701	4,434,213
UBS Securities LLC	0.55%	6/12/13	Open	2,728,163	2,737,874
UBS Securities LLC	0.55%	6/12/13	Open	1,417,813	1,422,859
Deutsche Bank Securities, Inc.	0.55%	6/24/13	Open	5,490,763	5,509,386
Deutsche Bank Securities, Inc.	0.55%	6/25/13	Open	3,151,000	3,161,639
Deutsche Bank Securities, Inc.	0.58%	7/15/13	Open	602,000	603,949
Deutsche Bank Securities, Inc.	0.55%	7/16/13	Open	264,000	264,807
Deutsche Bank Securities, Inc.	0.55%	7/18/13	Open	2,483,000	2,490,511
Barclays Capital, Inc.	0.60%	7/30/13	Open	4,812,979	4,827,899
Barclays Capital, Inc.	0.60%	7/31/13	Open	305,249	306,190
Barclays Capital, Inc.	0.60%	8/8/13	Open	1,032,000	1,035,044
Deutsche Bank Securities, Inc.	0.50%	8/12/13	Open	1,805,000	1,809,337
Deutsche Bank Securities, Inc.	0.58%	8/12/13	Open	3,185,000	3,193,877
Barclays Capital, Inc.	0.60%	8/13/13	Open	997,357	1,000,207
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	5,883,000	5,899,113
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,534,000	1,538,201
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,481,000	1,485,056
Deutsche Bank Securities, Inc.	0.58%	8/14/13	Open	371,000	372,022
Deutsche Bank Securities, Inc.	0.58%	8/19/13	Open	1,280,000	1,283,423
UBS Securities LLC	0.55%	8/27/13	Open	878,178	880,298
Barclays Capital, Inc.	0.60%	8/30/13	Open	437,575	438,705
Deutsche Bank Securities, Inc.	0.55%	9/3/13	Open	4,475,000	4,485,324
Deutsche Bank Securities, Inc.	0.58%	9/3/13	Open	1,794,000	1,798,364
Deutsche Bank Securities, Inc.	0.58%	9/3/13	Open	566,000	567,377
Deutsche Bank Securities, Inc.	0.58%	9/3/13	Open	279,000	279,679
Deutsche Bank Securities, Inc.	0.58%	9/3/13	Open	558,000	559,358
Deutsche Bank Securities, Inc.	0.58%	9/3/13	Open	852,000	854,073
Deutsche Bank Securities, Inc.	0.58%	9/3/13	Open	641,000	642,559
Deutsche Bank Securities, Inc.	0.60%	9/5/13	Open	575,535	576,964
Deutsche Bank Securities, Inc.	0.60%	9/5/13	Open	562,275	563,671
Barclays Capital, Inc.	0.65%	9/16/13	Open	806,663	808,672
Barclays Capital, Inc.	0.65%	9/16/13	Open	907,853	910,114
Barclays Capital, Inc.	0.65%	9/16/13	Open	1,992,060	1,997,024
Deutsche Bank Securities, Inc.	0.60%	9/19/13	Open	902,285	904,315
Deutsche Bank Securities, Inc.	0.60%	9/19/13	Open	318,420	319,136
Deutsche Bank Securities, Inc.	0.60%	9/19/13	Open	251,322	251,887
Deutsche Bank Securities, Inc.	0.60%	9/19/13	Open	269,700	270,307
Barclays Capital, Inc.	0.60%	9/20/13	Open	3,061,280	3,068,117
Barclays Capital, Inc.	0.60%	9/20/13	Open	612,500	613,868
Deutsche Bank Securities, Inc.	0.55%	9/26/13	Open	2,755,000	2,760,388

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	$1,952,000	$1,956,132
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	2,390,000	2,395,059
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	1,062,000	1,064,248
Deutsche Bank Securities, Inc.	0.58%	10/9/13	Open	499,000	499,925
Deutsche Bank Securities, Inc.	0.58%	10/9/13	Open	504,000	504,934
Deutsche Bank Securities, Inc.	0.58%	10/9/13	Open	664,000	665,230
Deutsche Bank Securities, Inc.	0.60%	10/9/13	Open	1,293,000	1,295,478
Barclays Capital, Inc.	0.60%	10/11/13	Open	223,750	224,171
Barclays Capital, Inc.	0.60%	10/11/13	Open	2,481,830	2,486,509
Deutsche Bank Securities, Inc.	0.56%	10/11/13	Open	754,000	755,325
Deutsche Bank Securities, Inc.	0.60%	10/15/13	Open	463,623	464,464
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	571,875	572,990
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	770,800	772,303
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	791,131	792,674
Deutsche Bank Securities, Inc.	0.58%	10/17/13	Open	2,935,599	2,940,660
Deutsche Bank Securities, Inc.	0.58%	10/17/13	Open	508,875	509,752
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	695,000	696,173
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	893,000	894,507
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	856,000	857,445
Barclays Capital, Inc.	0.60%	10/25/13	Open	201,000	201,332
Deutsche Bank Securities, Inc.	0.58%	10/28/13	Open	627,000	627,970
Deutsche Bank Securities, Inc.	0.55%	10/30/13	Open	594,000	594,853
Deutsche Bank Securities, Inc.	0.59%	11/7/13	Open	465,000	465,655
Deutsche Bank Securities, Inc.	0.59%	11/7/13	Open	1,479,000	1,481,085
Bak of New York/Barclay’s London	0.60%	11/8/13	Open	13,877,500	13,897,160
Deutsche Bank Securities, Inc.	0.55%	11/20/13	Open	877,000	877,978
Deutsche Bank Securities, Inc.	0.58%	11/20/13	Open	365,000	365,429
Deutsche Bank Securities, Inc.	0.60%	11/20/13	Open	1,081,000	1,082,297
Deutsche Bank Securities, Inc.	0.60%	11/20/13	Open	924,000	925,109
Deutsche Bank Securities, Inc.	0.58%	11/21/13	Open	635,000	635,737
Deutsche Bank Securities, Inc.	0.60%	11/22/13	Open	6,155,000	6,162,283
Deutsche Bank Securities, Inc.	0.60%	11/22/13	Open	2,523,000	2,525,986
Deutsche Bank Securities, Inc.	0.59%	11/25/13	Open	10,362,000	10,373,548
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	2,678,000	2,680,098
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	1,077,000	1,077,844
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	648,000	648,508
Deutsche Bank Securities, Inc.	0.59%	12/16/13	Open	859,000	859,662
Barclays Capital, Inc.	1.42%	1/3/14	2/06/14	32,727,261	32,760,706
Credit Suisse Securities (USA) LLC	1.45%	1/6/14	2/05/14	4,830,000	4,835,058
Deutsche Bank Securities, Inc.	0.59%	1/9/14	Open	481,000	481,181
Deutsche Bank Securities, Inc.	0.59%	1/9/14	Open	682,000	682,257
Deutsche Bank Securities, Inc.	0.59%	1/9/14	Open	436,000	436,164
Deutsche Bank Securities, Inc.	0.59%	1/9/14	Open	863,000	863,325
Credit Suisse Securities (USA) LLC	1.45%	1/13/14	2/12/14	2,656,675	2,658,708
Morgan Stanley & Co. LLC	1.00%	1/13/14	2/12/14	3,541,000	3,542,869
Barclays Capital, Inc.	1.42%	1/14/14	2/18/14	12,541,000	12,549,380
Bak of New York/Barclay’s London	0.70%	1/14/14	Open	2,493,750	2,494,526
Barclays Capital, Inc.	0.60%	1/14/14	Open	1,337,858	1,338,258
Barclays Capital, Inc.	0.60%	1/14/14	Open	892,500	892,768
Barclays Capital, Inc.	0.85%	1/14/14	Open	1,565,000	1,565,591

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	17

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.34%	1/14/14	Open	$13,719,000	$13,721,332
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	414,000	414,122
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	646,000	646,191
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	527,000	527,155
Barclays Capital, Inc.	1.41%	1/15/14	2/18/14	3,881,000	3,883,430
Citigroup Global Markets, Inc.	1.56%	1/17/14	2/18/14	7,094,500	7,099,103
Barclays Capital, Inc.	1.41%	1/17/14	2/20/14	15,053,000	15,059,472
JPMorgan Chase & Co.	1.41%	1/17/14	2/21/14	2,902,000	2,903,248
Deutsche Bank Securities, Inc.	0.59%	1/21/14	Open	284,000	284,051
Deutsche Bank Securities, Inc.	0.58%	1/29/14	Open	344,000	344,017
Total				$577,994,759	$579,705,178

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(111)	Long US Treasury Bond	Chicago Board of Trade	March 2014	USD14,828,906	$(324,477)

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	27,478,786	EUR	20,222,000	Bank of America N.A.	4/22/14	$204,308
USD	39,676,419	GBP	24,183,000	Bank of America N.A.	4/22/14	(54,887)
Total						$149,421

•	Centrally cleared credit default swaps — buy protection outstanding as of January 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	B+	USD	5,000	$(379,016)	$(193,451)

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Over-the-counter credit default swaps — sold protection outstanding as of January 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Rosneft Oil Co.	1.50%	HSBC Securities (USA) LLC	6/12/14	BBB	USD	3,500	$(3,654)	$(13,001)	$9,347
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB+	USD	10,000	422,348	(671,472)	1,093,820
Total							$418,694	$(684,473)	$1,103,167

[1] Using Standard & Poor’s rating of the underlying securities of the index.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	19

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$200,246,147	$19,383,369	$219,629,516
Corporate Bonds	—	534,496,634	—	534,496,634
Floating Rate Loan Interests	—	44,533,662	23,102,568	67,636,230
Foreign Agency Obligations	—	7,219,062	—	7,219,062
Non-Agency Mortgage-Backed Securities	—	325,894,531	27,595,264	353,489,795
Preferred Securities	$6,920,700	102,100,379	—	109,021,079
Short-Term Securities	11,141,379	—	—	11,141,379
Unfunded Loan Comittments	—	—	223	223

Total	$18,062,079	$1,214,490,415	$70,081,424	$1,302,633,918

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$1,103,167	—	$1,103,167
Foreign currency exchange contracts	—	204,308	—	204,308
Liabilities:
Credit contracts	—	(193,451)	—	(193,451)
Foreign currency exchange contracts	—	(54,887)	—	(54,887)
Interest rate contracts	$(324,477)	—	—	(324,477)

	$(324,477)	$1,059,137	—	$734,660

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

The carrying amount or face value including accrued interest for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,134,979	—	—	$6,134,979
Cash pledged for financial futures contracts	333,000	—	—	333,000
Cash received as collateral for centrally cleared swaps	465,000	—	—	465,000
Cash received as collateral for OTC derivatives	3,057,750	—	—	3,057,750
Cash pledged as collateral for reverse repurchase agreements	324,000	—	—	324,000
Liabilities:
Bank overdraft	—	(3,738,708)	—	(3,738,708)
Reverse repurchase agreements including accrued interest	—	(579,705,178)	—	(579,705,178)

Total	$10,314,729	$(583,443,886)	—	$(573,129,157)

There were no transfers between level 1 and level 2 during the period ended January 31, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Loan Commitments Assets/(Liabilities)	Total
Assets:
Opening Balance, as of October 31, 2013	$67,811,145	$18,805,204	$16,556,311	$(1,224)	$103,171,436
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(52,552,889)	(2,719,136)	(4,688,500)	—	(59,960,525)
Accrued discounts/premiums	7,595	4,622	72,922	—	85,139
Net realized gain (loss)	8,570	8	(93,291)	—	(84,713)
Net change in unrealized appreciation/depreciation	209,353	13,603	1,491,166	1,447	1,715,569
Purchases	3,999,808	7,000,000	14,493,250	—	25,493,058
Sales	(100,213)	(1,733)	(236,594)	—	(338,540)

Closing Balance, January 31, 2014	$19,383,369	$23,102,568	$27,595,264	$223	$70,081,424

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$209,353	$13,603	$1,491,166	$1,447	$1,715,569

[1]   As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $59,960,525 transferred from Level 3 to Level 2 in the disclosure hierarchy.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK MULTI-SECTOR INCOME TRUST	JANUARY 31, 2014	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

       Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: March 25, 2014

By:	/S/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: March 25, 2014